CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income	¥ 389,131	¥ 850,063	¥ 830,233
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax (Note 4)	51,957	(338,822)	622,975
Foreign currency translation adjustments, net of tax	(12,322)	(123,221)	136,299
Pension liability adjustments, net of tax (Note 21)	11,922	(111,599)	163,338
Change during year	51,557	(573,642)	922,612
Total comprehensive income	440,688	276,421	1,752,845
Less: Total comprehensive income (loss) attributable to noncontrolling interests	26,724	(2,373)	26,669
Total comprehensive income attributable to MHFG shareholders	¥ 413,964	¥ 278,794	¥ 1,726,176